Acquisitions and divestitures	12 Months Ended
Dec. 31, 2022
Acquisitions And Divestitures
Acquisitions and divestitures

16.	Acquisitions and divestitures

Effects on the balance sheet

	December 31, 2022	December 31, 2021
	Total	Coal (Discontinued operation)	Manganese assets	CSI	Other	Total
Assets
Accounts receivable	-	-	11	-	-	11
Inventories	-	167	12	-	-	179
Taxes	-	364	17	-	-	381
Investments	-	-	-	377	-	377
Property, plant and equipment	-	-	-	-	6	6
Other assets	-	21	1	-	-	22
Total Assets	-	552	41	377	6	976
Liabilities
Suppliers and contractors	-	110	10	-	-	120
Other liabilities	-	232	3	-	-	235
Total liabilities	-	342	13	-	-	355

Effects on the income statement

		Year ended December 31, 2022
	Cumulative translation adjustments				Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment reversal (impairment) of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(b)	37	-	37	1,121	-
California Steel Industries	16(c)	-	150	150	-	142
Companhia Siderúrgica do Pecém (i)	16(d)	-	-	-	-	(135)
Manganese	16(e)	-	-	-	(10)	-
Other		28	-	28	-	(9)
		65	150	215	1,111	(2)
Discontinued operations (Coal)	16(a)	3,072	-	3,072	(589)	-
		3,137	150	3,287	522	(2)

(i)	Includes impairment of the investment in the amount of US$111 and a provision for accounts receivable with CSP in the amount of US$24.

	Year ended December 31, 2021
	Cumulative translation adjustments				Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment of non-current assets	Equity results and other results in associates and joint ventures
Midwestern System	16(b)	-	-	-	(78)	-
Vale Nouvelle-Calédonie S.A.S.	16(f)	1,132	-	1,132	(98)	-
Vale Shipping	16(g)	771	-	771	-	-
Manganese	16(e)	-	-	-	(35)	-
Other		9	-	9	-	(75)
		1,912	-	1,912	(211)	(75)
Discontinued operations (Coal)	16(a)	424	-	424	(3,282)	-
		2,336	-	2,336	(3,493)	(75)

		Year ended December 31, 2020
		Cumulative translation adjustments			Result of the transaction
	Reference	Other financial items, net	Equity results and other results in associates and joint ventures	Total recycling from OCI	Impairment of non-current assets	Equity results and other results in associates and joint ventures
Vale Nouvelle-Calédonie S.A.S.	16(f)	-	-	-	(882)	-
VLI	16(h)	-	-	-	-	172
Biopalma	16(i)	-	-	-	(125)	-
Longyu	16(j)	-	116	116	-	-

Manganese	16(e)	-	-	-	(76)	-
Other		-	19	19	-	(11)
		-	135	135	(1,083)	161
Discontinued operations (Coal)	16(a)			-	(935)
		-	135	135	(2,018)	161

a)    Discontinued operations (Coal) - The Company has metallurgical and thermal coal mining and processing operations through Vale Moçambique S.A. (“Vale Moçambique”) which was a company controlled by Vale, that had a non-controlling interest held by Mitsui & Co. Ltd. (“Mitsui”). Coal products are transported from the Moatize mine to the maritime terminal by the Nacala Logistics Corridor (“NLC”), which was a joint venture between Vale and Mitsui. The NLC’s main assets are the railways and port concessions located in Mozambique and Malawi.

As part of the sustainable mining strategic agenda, the Company announced in 2021 its intention to divest from coal assets. To achieve this objective, it was necessary to carry out the corporate reorganization through the acquisition of the interests held by Mitsui in these assets, which, upon completion, allowed an agreement with Vulcan Minerals (“Vulcan”), for the sale of all coal assets.

Following the signing of the agreement in December 2021, the Company started to treat coal as a discontinued operation. Below is a summary of the main events:

Acquisition of non-controlling interest in Vale Moçambique

On June 22, 2021, the Company acquired 15% interest held by Mitsui in Vale Moçambique for an immaterial consideration, which resulted in a loss of US$331 (R$1,666 million) due to the negative reserves of Vale Moçambique at the conclusion of the transaction. This transaction with non-controlling interests was recognized in the equity as “Acquisition and disposal of non-controlling interest”. After the acquisition of the interests previously held by Mitsui, the Company holds 95% of the share capital of Vale Moçambique and the remaining interest is held by the government of Mozambique.

Business combinations – NLC

The Company also concluded the acquisition of NLC’s control on June 22, 2021, through the disbursement of US$2,517 to settle NLC’s loans with third parties (“Project Finance”), satisfying all conditions for acquiring the additional 50% held by Mitsui. Therefore, the Company started consolidating the NLC’s assets and liabilities on its balance sheet.

Following the closing, the Company assessed the fair value of the acquired business, resulting in a loss of US$771 on the fair value of the loans receivable from NLC, presented as “Impairment and disposals of non-current assets, net” in the loss of discontinued operations for the year ended December 31, 2021. The loss recognized was due to the decrease in the long-term price assumption for both metallurgical and thermal coal as well as the reduction in the expected production to reflect the operational challenges to reach the ramp-up of the coal business.

The fair values of identifiable assets acquired, and liabilities assumed as a result of the NLC’s acquisition were as follows:

June 22, 2021
Acquired assets
Cash and cash equivalents	172
Inventory, recoverable tax, and other assets	423
Intangible	2,219
Property, plant, and equipment	1,363
Assumed liabilities	(158)
Net identifiable assets acquired	4,019
Fair value adjustments (i)	(1,590)
Total identifiable net assets at fair value	2,429

Pre-existing relation (Loans receivable from NLC)	859
Loss on pre-existing relation	(771)
Total identifiable net assets at fair value	2,517

Cash consideration	2,517
(-) Balances acquired
Cash and cash equivalents	172
Net cash outflow	2,345

(i)	Of this amount, US$441 was allocated to property, plant, and equipment and US$791 was allocated to intangible and the remaining amount was allocated to other assets.

Fair value adjustments

Following the decision to divest from the coal segment, the Company initiated interactions with potential interested parties in acquiring these assets, and the negotiations that were underway at the time, resulted in the decision to provision in full the book value of these assets, mainly due to the difficulties to prove the expected productivity levels of metallurgical coal and thermal coal, due to the delays that occurred to implement the mining plan and the strategy for the plant to reach the ramp-up of the asset. The Company recorded the impact of US$2,511 in the net income from discontinued operations for the year ended December 31, 2021, presented as “Impairment and disposal of non-current assets”.

Binding agreement with Vulcan Minerals (“Vulcan”)

In December 2021, the Company entered into a binding agreement with Vulcan Resources (formerly Vulcan Minerals - “Vulcan”) for the sale of these assets. Under the sale agreement Vulcan has committed to pay the gross amount of US$270, in addition of a 10-year royalty agreement subject to certain mine production and coal price conditions and so, due to the nature and uncertainties related to the measurement of these royalties, gains will be recognized as incurred. Up to this date, the Company has not recognized any gain in relation to these royalties.

In April 2022, the transaction was completed and the Company recorded a net income from discontinued operations of US$2,060 for the year ended December 31, 2022, which is mainly driven by the reclassification of the cumulative translation adjustments of US$3,072, from the equity to the income statement, which was partially offset by the derecognition of noncontrolling interest of US$585 due to the deconsolidation of the coal assets. Additionally, until the closing of the transaction, the Company recorded losses of US$589 due to the impairment of assets acquired in the period and working capital adjustments. These effects are presented below:

Net income and cash flows from discontinued operations

	2022	2021	2020
Net income from discontinued operations
Net operating revenue	448	1,083	473
Cost of goods sold and services rendered	(264)	(1,386)	(1,475)
Operating expenses	(13)	(33)	(43)
Impairment and disposals of non-current assets, net	(589)	(3,282)	(935)
Operating loss	(418)	(3,618)	(1,980)
Cumulative translation adjustments (i)	3,072
Other financial results, net	(7)	447	2
Derecognition of noncontrolling interest	(585)
Equity results in associates and joint ventures		(26)	(43)
Net income (loss) before income taxes	2,062	(3,197)	(2,021)
Income taxes	(2)	821	297
Net income (loss) from discontinued operations	2,060	(2,376)	(1,724)
Loss attributable to noncontrolling interests	-	(85)	(347)
Net income (loss) attributable to Vale's shareholders	2,060	(2,291)	(1,377)

(i)	In 2021, the Company assessed that its Australian subsidiaries (part of the coal business), which were no longer operational, were considered "abandoned" under IAS 21 and, therefore, the Company recognized a gain related to the cumulative translation adjustments in the amount of US$424, which was reclassified to the net income as “Other financial items, net”.

	2022	2021	2020
Cash flow from discontinued operations
Operating activities
Net income (loss) before income taxes	2,062	(3,197)	(2,021)
Adjustments:
Equity results in associates and joint ventures	-	26	43
Depreciation, amortization and depletion	-	69	19
Impairment and disposals of non-current assets, net	589	3,282	935
Derecognition of noncontrolling interest	585	-	-
Financial results, net	(3,065)	(447)	(2)
Decrease in assets and liabilities	(130)	(49)	(29)
Net cash generated (used) by operating activities	41	(316)	(1,055)

Investing activities
Additions to property, plant and equipment	(38)	(194)	(203)
Acquisition of NLC, net of cash	-	(2,345)	-
Disposal of coal, net of cash	(65)	-	-
Other	-	70	74
Net cash used in investing activities	(103)	(2,469)	(129)

Financing activities
Payments	(11)	(13)	(15)
Net cash used in financing activities	(11)	(13)	(15)
Net cash used by discontinued operations	(73)	(2,798)	(1,199)

b)    Midwestern System – In April 2022, the Company entered into an agreement with J&F Mineração (“J&F”) for the sale of Vale’s iron ore, manganese and logistics assets in the Centro-Oeste System, through equity interests in Mineração Corumbaense Reunida S.A., Mineração Mato Grosso S.A., International Iron Company, Inc. and Transbarge Navegación S.A.

The carrying amount of those assets were fully impaired in past years and the Company had a liability related to take-or-pay logistics contracts that were deemed onerous contracts under the Company’s business model for the Midwestern System.

However, these offers received during the sale process of the assets represented an objective evidence of impairment reversal and the remeasurement of the existing provision, which led to a gain of US$1,121 recorded as “Impairment reversal (impairment and disposals) of non-current assets, net”, of which US$214 relates to the property, plant and equipment and US$916 is due to the onerous contract liability, partially offset by losses in working capital adjustments at the closing of the transaction in the amount of US$9.

In July 2022, the Company completed the transaction and received US$140. With the disposal of the investment, the Company recorded a gain of US$37 related to the reclassification of the cumulative translation adjustments from the equity to the income statement, recorded in “Other financial items, net”.

c)    California Steel Industries (“CSI”) - In December 2021, the Company entered into a binding agreement with Nucor Corporation (“Nucor”) for the sale of its 50% interest in CSI for US$437. In February 2022, the Company concluded the sale and recorded a gain of US$292, as “Equity results and other results in associates and joint ventures”, of which US$142 relates to a gain from the sale and US$150 is due to the reclassification of the cumulative translation adjustments from the equity to the income statement.

d)    Sale of Companhia Siderúrgica do Pecém (“CSP”) - In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal Brasil S.A. (“ArcelorMittal”) for the sale of CSP for approximately US$2,200. The completion of the transaction will be used in full on the prepayment of CSP’s outstanding net debt of approximately US$2,200, as the Company has already recognized an impairment loss of US$135 for the year ended December 31, 2022. The Company does not expect any material impact at closing, which is expected to occur in the first quarter 2023, subject to customary regulatory approvals.

e)    Manganese

Operations in Minas Gerais - In January 2022, the Company completed the sale of its ferroalloys operations in Barbacena and Ouro Preto and its manganese mining operations at Morro da Mina, in the state of Minas Gerais, to VDL Group (“VDL”) for a total consideration of US$40. As the Company had already adjusted the net assets to the fair value less cost of disposal, the closing did not result in an additional impact on the income statement for 2022 (2021: impairment of US$25).

Operations in Bahia - In 2020, the Company decided to shut down the Simões Filho operation, located in the State of Bahia, the plant was part of Vale Manganês business and produced manganese ferroalloys. In 2022, the Company signed a binding agreement with Minas Ligas for a partial sale of the assets of this plant for US$11, which resulted in an impairment loss of US$10 for the year ended December 31, 2022 (2021: US$10 and 2020: US$76).

f)     Vale Nouvelle-Calédonie S.A.S. (“VNC”) - In December 2020, the Company signed a binding put option agreement to sell its interest in VNC for an immaterial consideration to Prony Resources consortium. With the final agreement signed in March 2021, the Company recorded a loss in the amount of US$98, presented as “Impairment reversal (impairment and disposals) of non-current assets, net” in the income statement for the year ended December 31, 2021. The Company also recorded a gain of US$1,132 due to the cumulative translation adjustments reclassification from the equity to the income statement as “Other financial items, net

g)    Vale Shipping Holding Pte. Ltd (“VSH”) - In October 2021, the Company approved the liquidation of VSH, its wholly-owned subsidiary that owned and operated the Company's vessels. In November 2021, VSH made a repayment of capital to VISA and, as a result, the Company recognized a gain of US$771, presented as “Other financial items, net” arising from the reclassification of cumulative translation adjustments that was recorded in the Company’s equity to the income statement.

h)    Option exercised in VLI shares - In December 2020, BNDES Participações S.A. (“BNDESPar”), fully exercised its option contained in the Call Option Contract for shares issued by VLI S.A. (“VLI”). In this contract, BNDESPar was granted call options on VLI shares held by Vale of up to 8% of VLI's share capital. With the exercise of this option, Vale received US$241 and now holds 29.6% of VLI's total shares. This transaction resulted in a gain of US$172, recognized in the income statement as “Equity results and other results in associates and joint ventures” for the year ended December 31, 2020.

i)     Biopalma da Amazônia S.A. Reflorestamento Indústria e Comércio (“Biopalma”)- In November 2020, the Company concluded the sale of Biopalma to Brasil Bio Fuels S.A. As a result of this transaction, a loss of US$125 was recognized in the income statement as “Impairment reversal (impairment and disposals) of non-current assets, net” for the year ended December 31, 2020.

j)     Henan Longyu Energy Resources Co., Ltd (“Longyu”) - In December 2019, the Company entered into an agreement to sell its 25% interest in Longyu, a company that operates two coal mines in China, for a total cash consideration of US$156. In 2020, the precedent conditions of the agreement were met, and the Company recognized a gain of US$116, recorded as “Equity results and other results in associates and joint ventures” due to the reclassification of cumulative translation adjustments to the Company’s equity.

k)    Divestment agreement in compliance with PT Vale Indonesia Tbk (“PTVI”) - Contract of Work - PTVI, a public company in Indonesia, has an agreement in place with the government of the Republic of Indonesia to operate its mining licenses, expiring in December 2025. According to the agreement, PTVI must meet certain requirements to extend the period of the mining licenses beyond 2025, including the commitment to have Indonesian participants in its shareholding structure. Following this commitment, in June 2020, the Company signed together with Sumitomo Metal Mining Co., Ltd. (“SMM”), an agreement for the sale of 20% (14.9% from Vale and 5.1% from SMM) of their aggregate stake in PTVI to PT Indonesia Asahan Aluminium (“PT Inalum”), an Indonesia state-owned enterprise. In October 2020, the Company concluded the transaction and received a cash consideration of US$278. This transaction with non-controlling interests resulted in a loss of US$179, which was recognized in equity for the year ended December 31,2020. At the closing of the transaction, Vale and SMM which have a stake of 44.3% and 15%, respectively, totaling a 59.3% interest in PTVI, signed a block voting agreement, in which SMM is required to follow Vale’s vote on relevant operational and financial decisions concerning PTVI. Therefore, the Company continues consolidating PTVI in its financial statements.

l)     The Mosaic Company (“Mosaic”) - The Company held 34.2 million common shares of Mosaic, the financial instrument was measured at fair value through other comprehensive income. Thus, changes in the fair value of this investment were accumulated in the Company's equity. In November 2021, the Company sold the entire investment of Mosaic shares for the total amount of US$1,259 and the amount US$522 was reclassified from other reserves to retained earnings reserve and, therefore, did not result in an impact on the income statement for the year ended December 31, 2021.

m)  Minerações Brasileiras Reunidas S.A. (“MBR”) – Until December 2019, the Company held 98.3% of MBR’s share capital. In 2020, the Company purchased the remaining interest in MBR for a net consideration of US$107, therefore, the Company holds 100% of MBR’s share capital as at December 31, 2022.

n)    Vale Oman Pelletizing Company LLC (“VOPC”) – In February 2023 (subsequent event), OQ Group exercised a call option to sell its 30% noncontrolling interest held in VOPC. Upon closing of the transaction, which is expected to take place in the second quarter of 2023, Vale will acquire the remaining interest for approximately US$130. This transaction should not result in a material impact, which will be recognized in the equity as “Acquisition and disposal of non-controlling interest”. With the acquisition, Vale will hold 100% of VOPC's share capital.

Accounting policy

Business combinations - The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises (i) fair values of the assets transferred; (ii) liabilities assumed of the acquired business; (iii) equity interests issued to the Company; (iv) fair value of any asset or liability resulting from a contingent consideration arrangement, and (v) fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Discontinued operations - The classification as a discontinued operation occurs through disposal, or when the operation meets the criteria to be classified as held for sale if this occurs earlier. A discontinued operation is a component of a Company business comprising cash flows and operations that may be clearly distinct from the rest of the Company and that represents an important separate line of business or geographical area of operations.

The result of discontinued operations is presented in a single amount in the income statement, including the results after income tax of these operations less any impairment loss. Cash flows attributable to operating, investing and financing activities of discontinued operations are disclosed in a separate note.

When an operation is classified as a discontinued operation, the income statements of the prior periods are restated as if the operation had been discontinued since the beginning of the comparative period.

Any noncontrolling interest relating to a group disposal held for sale is presented in the equity and is not reclassified in the statement of financial position.